9. RECOVERABLE TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	R$ 99	R$ 124
Recoverable taxes, non-current	6,349	242
Recoverable taxes	6,448	366
ICMS (VAT) [Member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	65	80
Recoverable taxes, non-current	277	240
PIS/PasepTaxes [member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	3	4
Recoverable taxes, non-current	1,102
Cofins tax [Member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	7	21
Recoverable taxes, non-current	4,968
Other Tax Recoverable [Member]
Disclosure of recoverable taxes [line items]
Recoverable taxes, current	24	19
Recoverable taxes, non-current	R$ 2	R$ 2